EARNINGS PER SHARE	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

7.          EARNINGS PER SHARE

In accordance with ASC 260-10 (formerly SFAS 128, “Computation of Earnings Per Share”), basic net income (loss) per share is computed by dividing the net income (loss) to common stockholders for the period by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common and dilutive common equivalent shares outstanding during the period.  For the three months ended December 31, 2011 and 2010, the Company has excluded all common equivalent shares from the calculation of diluted net loss per share as such securities are anti-dilutive.

A summary of the net income (loss) and shares used to compute net income (loss) per share for the three months ended December 31, 2011 and 2010 are as follows:

	2011	2010
Net loss for computation of basic net income (loss) per share	$(2,731,300)	$(97,700)
Net income (loss) for computation of dilutive net income (loss) per share	$(2,731,300)	$(97,700)

Basic net income (loss) per share	$(1.46)	$(0.05)

Diluted net income (loss) per share	$(1.46)	$(0.05)

Basic weighted average shares outstanding	1,873,584	1,867,464
Dilutive common equivalent shares	-	-
Diluted weighted average common shares	1,873,584	1,867,464

Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Convertible debt	1,767,598	87,054
Warrants	1,657,856	810,755
Options	523,829	518,389

8.	EARNINGS PER SHARE

In accordance with ASC 260-10 (formerly SFAS 128, “Computation of Earnings Per Share”), basic net income (loss) per share is computed by dividing the net income (loss) to common stockholders for the period by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common and dilutive common equivalent shares outstanding during the period.  For the years ended September 30, 2011 and 2010, the Company has excluded all common equivalent shares from the calculation of diluted net loss per share as such securities are anti-dilutive.

A summary of the net income (loss) and shares used to compute net income (loss) per share for the years ended September 30, 2011 and 2010 is as follows:

	2011	2010
Net loss for computation of basic net income (loss) per share	$(8,866,600)	$(8,174,000)
Net income (loss) for computation of dilutive net income (loss) per share	$(8,866,600)	$(8,174,000)

Basic net income (loss) per share	$(4.74)	$(4.69)

Diluted net income (loss) per share	$(4.74)	$(4.69)

Basic weighted average shares outstanding	1,869,038	1,742,571
Dilutive common equivalent shares	-	-
Diluted weighted average common shares	1,869,038	1,742,571

Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Convertible debt	474,139	7,152
Warrants	908,033	639,827
Options	521,470	374,758